Significant Accounting Policies - Schedule of Intangible Assets with Finite Life are Amortized Over Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2021
Customer Relationships [Member]
Finite Lived Intangible Asset, Useful Life	9 years
License [Member]
Finite Lived Intangible Asset Estimated Useful Life	Greater of lease term or estimated useful life
Brand [Member] | Maximum [Member]
Finite Lived Intangible Asset, Useful Life	20 years
Brand [Member] | Minimum [Member]
Finite Lived Intangible Asset, Useful Life	5 years
Cultivation Network [Member]
Finite Lived Intangible Asset, Useful Life	7 years